401(k) Plan	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
401(k) Plan

Note 19. 401(k) Plan

The Company offers to all employees a tax-qualified retirement contribution plan, with the Company’s 100% matching contribution up to 4% of a participant’s eligible compensation. The Company’s consolidated matching contributions for the year ended December 31, 2024, amounting to $119,942, and December 31, 2023, amounting to $62,785, respectively.